Income Tax / Deferred Tax - Deferred Income Tax Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 785
Balance	691	$ 785
Future deductible differences
Disclosure of detailed information about property, plant and equipment [line items]
Balance	785	931	$ 1,329
Variance of nondeductible unpaid intercompany balances	488	(425)	(164)
Net increase of tax loss carry-forward	0	(363)	0
Other	(582)	0	(234)
Nondeductible impact of vessel impairment	0	642	0
Balance	691	785	931
Tax Loss Carry Forward
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	387	260
Net increase of tax loss carry-forward	0	0	127
Net utilization of tax loss carry-forward	0	(490)	0
Changes in income tax rate	0	103	0
Balance	0	0	387
Total Deferred Income Tax Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance	785	1,318	1,589
Variance of nondeductible unpaid intercompany balances	488	(425)	(164)
Net increase of tax loss carry-forward	0	(363)	127
Other	(582)	0	(234)
Nondeductible impact of vessel impairment	0	642	0
Net utilization of tax loss carry-forward	0	(490)	0
Changes in income tax rate	0	103	0
Balance	$ 691	$ 785	$ 1,318